Note 1 - Organization and Principal Activities (Detail)	Dec. 31, 2012
Strategic Consulting Services Agreement [Member]
Agreement Fee, As A Percentage of VIE's Income Before Tax	30.00%
Technical Support Services Agreement [Member]
Agreement Fee, As A Percentage of VIE's Income Before Tax	30.00%
Operating Support Services Agreement [Member]
Agreement Fee, As A Percentage of VIE's Income Before Tax	40.00%
Strategic Consulting Services Agreement [Member]
Term of Agreement	20 years
Technical Support Services Agreement [Member]
Term of Agreement	10 years
Operating Support Services Agreement [Member]
Term of Agreement	10 years